united states
securities and exchange commission
washington, d.c. 20549

form n-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-22655

Northern Lights Fund Trust III

(Exact name of registrant as specified in charter)

225 Pictoria Drive Suite 450 Cincinnati, OH 45246

(Address of principal executive offices) (Zip code)

Eric Kane, Gemini Fund Services, LLC.

80 Arkay Drive, Suite 110 Hauppauge NY 11788

(Name and address of agent for service)

Registrant's telephone number, including area code: 631-470-2619

Date of fiscal year end: 9/30

Date of reporting period: 12/31/2019

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments.

Persimmon Long/Short Fund
PORTFOLIO OF INVESTMENTS (Unaudited)
December 31, 2019
Shares				Fair Value
	COMMON STOCK - 74.0%
	ADVERTISING - 0.1%
291	Interpublic Group of Cos, Inc.			$ 6,722
163	Omnicom Group, Inc.			13,206
				19,928
	AEROSPACE/DEFENSE - 1.8%
325	Arconic, Inc.			10,000
425	Boeing Co.			138,448
213	General Dynamics Corp.			37,563
167	Harris Corp.			33,044
212	Lockheed Martin Corp.			82,549
127	Northrop Grumman Corp.			43,684
210	Raytheon Co.			46,145
40	TransDigm Corp.			22,400
651	United Technologies Corp.			97,494
				511,327
	AGRICULTURE - 0.7%
1,409	Altria Group, Inc.			70,323
418	Archer Daniels Midland Co.			19,374
1,180	Philip Morris International, Inc.			100,406
				190,103
	AIRLINES - 0.3%
93	Alaska Air Group, Inc.			6,301
333	American Airlines Group, Inc.			9,550
490	Delta Air Lines, Inc.			28,655
400	Southwest Airlines Co.			21,592
192	United Continental Holdings, Inc.			16,913
				83,011
	APPAREL - 0.6%
115	Capri Holdings Ltd.			4,387
271	Hanesbrands, Inc.			4,024
1,164	NIKE, Inc.			117,925
54	PVH Corp.			5,678
55	Ralph Lauren Corp.			6,447
209	Tapestry, Inc.			5,637
322	Under Armour, Inc.			6,955
298	VF Corp.			29,699
				180,752
	AUTO MANUFACTURERS- 0.4%
115	Cummins, Inc.			20,580
3,005	Ford Motor Co.			27,947
1,095	General Motor Co.			40,077
260	PACCAR, Inc.			20,566
				109,170
	AUTO PARTS & EQUIPMENTS - 0.1%
191	Aptiv PLC			18,139
153	BorgWarner, Inc.			6,637
				24,776
	BANKS - 4.7%
6,805	Bank of America Corp.			239,672
1,641	Citigroup, Inc.			131,099
327	Citizens Financial Group, Inc.			13,279
108	Comerica, Inc.			7,749
533	Fifth Third Bancorp			16,384
127	First Republic Bank			14,916
277	Goldman Sachs Group, Inc.			63,691
777	Huntington Bancshares, Inc.			11,717
2,365	JP Morgan Chase & Co.			329,681
736	KeyCorp.			14,897
99	M&T Bank Corp.			16,805
1,217	Morgan Stanley			62,213
158	Northern Trust Corp.			16,786
329	PNC Financial Services Group, Inc.			52,518
729	Regions Financial Corp.			12,510
272	State Street Corp.			21,515
39	SVB Financial Group.			9,791
1,009	Truist Financial Corporation			56,827
1,175	US Bancorp			69,666
3,202	Wells Fargo & Co.			172,268
128	Zions Bancorp NA			6,646
				1,340,630

Persimmon Long/Short Fund
PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
December 31, 2019
Shares				Fair Value
	COMMON STOCK - 74.0% (Continued)
	BEVERAGES - 1.4%
376	Brown-Forman Corp			$ 25,418
3,251	Coca-Cola Co.			179,943
146	Constellation Brands, Inc.			27,704
167	Molson Coors Brewing Co.			9,001
409	Monster Beverage Corp.			25,992
1,067	PepsiCo, Inc.			145,827
				413,885
	BIOTECHNOLOGY - 1.4%
180	Alexion Pharmaceuticals, Inc.			19,467
437	Amgen, Inc.			105,348
132	Biogen, Inc.			39,168
566	Corteva, Inc.			16,731
967	Gilead Sciences, Inc.			62,836
111	Illumina, Inc.			36,823
159	Incyte Corp.			13,884
83	Regeneron Pharmaceuticals, Inc.			31,165
385	Vertex Pharmaceuticals, Inc.			84,296
				409,718
	BUILDING MATERIALS - 0.2%
104	Fortune Brands Home & Security, Inc.			6,795
588	Johnson Controls International PLC			23,937
47	Martin Marietta Materials, Inc.			13,143
214	Masco Corp.			10,270
98	Vulcan Materials Co.			14,111
				68,256
	CHEMICALS - 1.1%
79	Albemarle Corp.			5,770
90	Celanese Corp.			11,081
165	CF Industries Holdings, Inc.			7,877
564	Dow, Inc.			30,868
567	Dupont De Nemours, Inc.			36,401
102	Eastman Chemical Co.			8,085
216	Ecolab, Inc.			41,686
97	FMC Corp.			9,683
404	Linde PLC			86,012
251	LyondellBasell Industries NV			23,714
284	Mosaic Co,			6,146
176	PPG Industries, Inc.			23,494
68	Sherwin-Williams Co.			39,681
				330,498
	COMMERCIAL SERVICES - 1.5%
328	Automatic Data Processing, Inc.			55,924
78	Cintas Corp.			20,988
90	Equifax, Inc.			12,611
66	FleetCor Technologies, Inc.			18,990
67	Gartner, Inc.			10,325
219	Global Payments, Inc.			39,981
152	H&R Block, Inc.			3,569
294	IHS Markit Ltd.			22,153
30	MarketAxess Holdings, Inc.			11,373
141	Moody's Corp.			33,475
266	Nielsen Holdings PLC			5,400
886	PayPal Holdings, Inc.			95,839
107	Quanta Services, Inc.			4,356
87	Robert Half International, Inc.			5,494
252	Rollins, Inc.			8,356
183	S&P Global, Inc.			49,968
56	United Rentals, Inc.			9,339
123	Verisk Analytics, Inc.			18,369
				426,510

Persimmon Long/Short Fund
PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
December 31, 2019
Shares				Fair Value
	COMMON STOCK - 74.0% (Continued)
	COMPUTERS - 4.4%
481	Accenture PLC			$ 101,284
3,225	Apple, Inc.			947,021
415	Cognizant Technology Solutions Corp.			25,738
194	DXC Technology Solutions Corp.			7,292
125	Fortinet, Inc.			13,345
966	Hewlett Packard Enterprise Co.			15,321
1,104	HP, Inc.			22,687
669	International Business Machines Corp.			89,673
107	Leidos Holdings, Inc.			10,474
170	NetApp, Inc.			10,583
199	Seagate Technology PLC			11,841
225	Western Digital Corp.			14,281
				1,269,540
	COSMETICS / PERSONAL CARE - 1.2%
651	Colgate-Palmolive Co.			44,815
563	Coty, Inc.			6,334
274	Estee Lauder Cos, Inc.			56,592
1,893	Procter & Gamble Co.			236,436
				344,177
	DISTRIBUTION / WHOLESALE - 0.2%
173	Copart, Inc.			15,733
430	Fastenal Co.			15,889
228	LKQ Corp.			8,140
41	WW Grainger, Inc.			13,879
				53,641
	DIVERSIFIED FINANCIAL SERVICES - 3.3%
37	Affiliated Managers Group, Inc.			3,135
35	Alliance Data Systems Corp.			3,927
616	American Express Co.			76,686
95	Ameriprise Financial, Inc.			15,825
117	BlackRock, Inc.			58,816
351	Capital One Financial Corp.			36,121
84	Cboe Global Markets, Inc.			10,080
977	Charles Shwab Corp.			46,466
267	CME Group, Inc.			53,592
238	Discover Financial Services			20,187
170	E*TRADE Financial Corp.			7,713
376	Franklin Resources Corp.			9,768
407	Intercontinental Exchange, Inc			37,668
346	Invesco Ltd.			6,221
756	Mastercard, Inc.			225,734
125	Nadsaq, Inc.			13,388
103	Raymond James Financial, Inc.			9,214
488	Synchrony Financial			17,573
175	T Rowe Price Group, Inc.			21,322
1,483	Visa, Inc.			278,656
316	Western Union Co.			8,462
				960,554
	ELECTRIC - 2.2%
504	AES Corp.			10,030
184	Alliant Energy Corp.			10,068
184	Ameren Corp.			14,131
371	American Electrical Power Co, Inc.			35,063
377	CenterPoint Enwegy, Inc.			10,281
214	CMS Energy Corp.			13,448
251	Consolidated Edison, Inc.			22,708
630	Dominion Energy, Inc.			52,177
145	DTE Energy Co.			18,831
549	Duke Energy Corp.			50,074
270	Edison International			20,361
150	Entergy Corp.			17,970
171	Evergy, Inc.			11,130
50	Eversource Energy			4,254
728	Exelon Corp.			33,190
406	FirstEnergy Corp.			19,732
369	NextEra Energy, Inc.			89,357
195	NRG Energy, Inc.			7,751
85	Pinnacle West Capital Corp.			7,644
550	PPL Corp.			19,734
383	Public Service Enterprise Group, Inc.			22,616
208	Sempra Energy			31,508
791	Southern Co.			50,387
237	WEC Energy Group, Inc.			21,859
404	Xcel Energy, Inc.			25,650
				619,954

Persimmon Long/Short Fund
PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
December 31, 2019
Shares				Fair Value
	COMMON STOCK - 74.0% (Continued)
	ELECTRICAL COMPONENTS & EQUIPMENT - 0.2%
167	Ametek, Inc.			$ 16,657
457	Generac Holdings, Inc. *			34,851
				51,508
	ELECTRONICS - 0.9%
232	Agilent Technologies, Inc.			19,792
70	Allegion PLC			8,718
224	Amphenol Corp.			24,244
101	FLIR Systems, Inc.			5,259
251	Fortive Corp.			19,174
151	Garmin Ltd.			14,732
538	Honeywell International, Inc.			95,226
145	Keysight Technologies, Inc.			14,881
18	Mettler-Toledo International, Inc.			14,279
84	PerkinElmer, Inc.			8,156
251	TE Connectivity Ltd.			24,056
49	Waters Corp.			11,449
				259,966
	ENGINEERING & CONSTRUCTION - 0.0%
101	Jacobs Engineering Group, Inc.			9,073

	ENVIRONMENTAL CONTROL - 0.2%
126	Pentair PLC			5,780
240	Republic Services, Inc.			21,511
324	Waaste Management, Inc.			36,923
				64,214
	FOOD - 1.0%
232	Campbell Soup Co.			11,465
375	Conagra Brands, Inc.			12,840
452	General Mills, Inc.			24,209
158	Hershey Co.			23,223
399	Hormel Foods Corp.			17,999
86	JM Smucker Co.			8,955
258	Kellogg Co.			17,843
916	Kraft Heinz Co.			29,431
625	Kroger Co.			18,119
106	Lamb Weston Holdings, Inc.			9,119
100	McCormick & Co, Inc.			16,973
1,079	Mondelez International, Inc.			59,431
381	Sysco Corp.			32,591
				282,198
	FOREST PRODUCTS & PAPER - 0.0%
293	International Paper Co.			13,493

	GAS - 0.1%
90	Atmos Energy Corp.			10,067
281	NiSource, Inc.			7,823
				17,890
	HAND / MACHINE TOOLS - 0.1%
41	Snap-on, Inc.			6,945
112	Stanley Black & Decker, Inc.			18,563
				25,508

Persimmon Long/Short Fund
PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
December 31, 2019
Shares				Fair Value
	COMMON STOCK - 74.0% (Continued)
	HEALTHCARE-PRODUCTS - 2.7%
1,336	Abbott Laboratories			$ 116,045
35	ABIOMED, Inc.			5,971
60	Align Technology, Inc.			16,742
385	Baxter International, Inc.			32,194
1,047	Boston Scientific Corp.			47,345
37	Cooper Cos, Inc.			11,888
543	Danaher Corp.			83,340
166	Dentsply Sirona, Inc.			9,394
160	Edwards Lifesciences Corp.			37,326
111	Henry Schein, Inc.			7,406
202	Hologic, Inc.			10,546
65	IDEXX Laboratories, inc.			16,973
85	Intuitive Surgical, Inc.			50,248
1,012	Medtronic PLC			114,811
109	ResMed, Inc.			16,892
284	Stryker Corp.			59,623
35	Teleflex, Inc.			13,175
304	Thermal Fisher Scientific, Inc.			98,760
68	Varian Medical Systems, Inc.			9,657
156	Zimmer Biomet Holdings, Inc.			23,350
				781,686
	HEALTHCARE-SERVICES - 1.5%
192	Anthem, Inc.			57,990
312	Centene Corp.			19,615
98	DaVita, Inc.			7,353
256	HCA Healthcare, Inc.			37,839
100	Humana, Inc.			36,652
146	IQVIA Holdings, Inc.			22,558
74	Laboratory Corp of America Holdings			12,519
102	Quest Diagnostics, Inc.			10,893
695	UnitedHealth Group, Inc.			204,316
66	Universal Health Services, Inc.			9,468
38	WellCare Health Plans, Inc.			12,548
				431,751
	HOME BUILDERS - 0.2%
276	DR Horton, Inc.			14,559
230	Lennar Corp.			12,832
3	NVR, Inc.			11,425
201	PulteGroup, Inc.			7,799
				46,615
	HOME FURNISHINGS - 0.0%
99	Leggett & Platt, Inc.			5,032
47	Whirlpool Corp.			6,934
				11,966
	HOUSEHOLD PRODUCTS - 0.2%
62	Avery Dennison Corp.			8,111
186	Church & Dwight Co., Inc.			13,083
95	Clorox Co.			14,586
261	Kimberly-Clark Corp.			35,901
				71,681
	HOUSEWARES - 0.0%
323	Newell Brands, Inc.			6,208

	INSURANCE - 3.1%
550	Aflac, Inc.			29,095
246	Allstate Corp.			27,663
657	American International Group, Inc.			33,724
176	Aon PLC			36,659
140	Arthur J Gallagher & Co.			13,332
45	Assurant, Inc.			5,899
1,843	Berkshire Hathaway, Inc.			417,440
344	Chubb Ltd.			53,547
123	Cincinnati Financial Corp.			12,933
31	Everest Re Group Ltd.			8,582
81	Globe Life, Inc.			8,525
273	Hartford Financial Services Group, Inc.			16,590
149	Lincoln National Corp.			8,792

Persimmon Long/Short Fund
PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
December 31, 2019
Shares				Fair Value
	COMMON STOCK - 74.0% (Continued)
	INSURANCE - 3.1% (Continued)
224	Loews Corp.			$ 11,758
380	Marsh & McLennan Cos, Inc.			42,336
691	MetLife, Inc.			35,220
210	Principal Financial Group, Inc.			11,550
438	Progressive Corp			31,707
303	Prudential Financial Corp.			28,403
196	Travelers Cos, Inc.			26,842
157	Unum Group			4,578
97	Willis Towers Watson PLC			19,588
				884,763
	INTERNET - 7.3%
521	Alphabet, Inc.			697,822
366	Amazon.com, Inc.			676,309
32	Booking Holdings, Inc.			65,719
105	CDW Corp.			14,998
618	eBay, Inc.			22,316
109	Expedia Group, Inc.			11,787
48	F5 Networks, Inc.			6,703
2,147	Facebook, Inc.			440,672
336	Netflix, Inc.			108,720
469	NortonLifeLock, Inc.			11,969
104	TripAdvisor, Inc.			3,160
586	Twitter, Inc.			18,781
89	Verisign, Inc.			17,149
				2,096,105
	IRON/STEEL - 0.0%
226	Nucor Corp.			12,719

	LEISURE TIME - 0.2%
506	Carnival Corp.			25,720
117	Harley-Davidson, Inc.			4,351
159	Norwegian Cruise Line Holdings Ltd.			9,287
157	Royal Caribbean Cruised Ltd.			20,961
				60,319
	LODGING - 0.4%
205	Hilton Worldwide Holdings, Inc.			22,737
575	Las Vegas Sands Corp.			39,698
245	Marriott International, Inc.			37,100
387	MGM Resorts International			12,875
81	Wynn Resorts Ltd.			11,248
				123,658
	MACHINERY-CONSTRUCTION & MINING - 0.2%
415	Caterpillar, Inc.			61,287

	MACHINERY-DIVERSIFIED - 0.5%
239	Deere & Co.			41,409
125	Dover Corp.			14,408
98	Flowserve Corp.			4,877
56	IDEX Corp.			9,632
87	Rockwell Automation, Inc.			17,632
78	Roper Technologies, Inc.			27,630
145	Wabtec Corp.			11,281
137	Xylem, Inc.			10,794
				137,663
	MEDIA - 1.7%
184	Charter Communications, Inc.			89,255
3,432	Comcast Corp.			154,337
141	Discovery, Inc.			4,616
371	Dish Network Corp.			13,159
464	Fox Corp.			17,200
442	News Corp.			6,250
432	News Corp.			6,268
1,361	Walt Disney Co.			196,841
				487,926

Persimmon Long/Short Fund
PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
December 31, 2019
Shares				Fair Value
	COMMON STOCK - 74.0% (Continued)
	MINING - 0.2%
1,075	Freeport-McMoRan, Inc.			$ 14,104
606	Newmont GoldCorp Corporation			26,331
				40,435
	MISCELLANEOUS MANUFATURING - 1.0%
442	3M Co.			77,978
122	AO Smith Corp.			5,812
310	Eaton Corp. PLC			29,363
6,670	General Electric Co.			74,437
241	Illinois Tool Works, Inc.			43,291
180	Ingersoll-Rand PLC			23,926
96	Parker-Hannifin Corp.			19,759
173	Textron, Inc.			7,716
				282,282
	OFFICE/BUSINESS EQUIPMENT - 0.0%
166	Xerox Holdings Corp.			6,120

	OIL & GAS -2.5%
286	Apache Corp.			7,319
311	Cabot Oil & Gas Corp.			5,415
1,432	Chevron Corp.			172,570
78	Climarex Energy Corp.			4,094
153	Concho Resources, Inc.			13,398
840	ConocoPhillips.			54,625
294	Devon Energy Corp.			7,635
122	Diamondback Energy, Inc.			11,329
449	EOG Resources, Inc.			37,608
3,205	Exxon Mobil Corp.			223,645
83	Helmerich & Payne, Inc.			3,771
122	HollyFrontier Corp.			6,187
611	Marathon Oil Corp.			8,297
492	Marathon Petroleum Corp.			29,643
360	Noble Energy, Inc.			8,942
683	Occidental Petroleum Corp.			28,146
336	Phillips 66			37,434
127	Pioneer Natural Resources Co.			19,224
311	Valero Energy Corp.			29,125
				708,407
	OIL & GAS SERVICES - 0.3%
778	Baker Hughes Company			19,940
665	Halliburton Co.			16,273
294	National Oilwell Vacro, Inc.			7,365
1,056	Schlumberger Ltd.			42,451
342	TechnipFMC PLC			7,332
				93,361
	PACKAGING & CONTAINERS - 0.2%
1,206	Amcor PLC			13,073
246	Ball Corp.			15,909
71	Packaging Corp of America			7,951
115	Sealed Air Corp.			4,580
192	Westrock Co.			8,239
				49,752
	PHARMACEUTICALS - 4.4%
1,124	AbbVie, Inc.			99,519
249	Allergan PLC			47,601
157	AmerisourceBergen Corp.			13,348
203	Becton Dickinson and Co.			55,210
1,751	Bristol-Myers Squibb Co.			112,397
223	Cardinal Health, Inc.			11,279
284	Cigna Corp.			58,075
990	CVS Health Corp.			73,547
719	Eli Lily & Co.			94,498
1,994	Johnson & Johnson			290,865
138	McKesson Corp.			19,088
1,927	Merck & Co., Inc.			175,261
390	Mylan NV			7,839
101	Perrigo Co. PLC			5,218
4,198	Pfizer, Inc.			164,478
359	Zoetis, Inc.			47,514
				1,275,737

Persimmon Long/Short Fund
PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
December 31, 2019
Shares				Fair Value
	COMMON STOCK - 74.0% (Continued)
	PIPELINES - 0.3%
1,679	Kinder Morgan, Inc.			$ 35,544
312	ONEOK, Inc.			23,609
914	Williams Cos, Inc.			21,680
				80,833
	REAL ESTATE - 0.1%
249	CBRE Group, Inc.			15,261

	REAL ESTATE INVESTMENT TRUSTS - 2.3%
86	Alexandria Real Estate Equities, Inc.			13,896
334	American Tower Corp.			76,760
113	Apartment Investment & Management Co.			5,837
105	AvalonBay Communities, Inc.			22,019
116	Boston Properties, Inc.			15,992
314	Crown Castle International Corp.			44,635
167	Digital Realty Trust, Inc.			19,997
277	Duke Realty Corp.			9,604
65	Equinix, Inc.			37,940
280	Equity Residential			22,658
247	Essex Property Trust, Inc.			74,312
97	Extra Space Storage, Inc.			10,245
57	Federal Realty Investment Trust			7,338
384	Healthpeak Properties, Inc.			13,236
536	Host Hotels & Resorts, Inc.			9,943
218	Iron Mountain, Inc.			6,948
320	Kimco Realty Corp.			6,627
107	Macerich Co.			2,880
86	Mid-America Apartment Communities, Inc.			11,340
476	Prologis, Inc.			42,431
132	Public Storage			28,111
247	Realty Income Corp.			18,187
128	Regency Centers Corp.			8,076
85	SBA Communications Corp.			20,484
233	Simon Property Group, Inc.			34,708
61	SL Green Realty Corp.			5,605
220	UDR, Inc.			10,274
283	Ventas, Inc.			16,340
144	Vornado Realty Trust			9,576
306	Welltower, Inc.			25,025
570	Weyerhaeuser Co.			17,214
				648,238
	RETAIL - 4.2%
52	Advance Auto Parts, Inc.			8,328
18	AutoZone, Inc.			21,444
196	Best Buy Co., Inc.			17,209
125	CarMax, Inc.			10,959
21	Chipotle Mexican Grill, Inc.			17,579
325	Costco Wholesale Corp.			95,524
92	Darden Restaurants, Inc.			10,029
190	Dollar General Corp.			29,636
176	Dollar Tree, Inc.			16,553
278	Gap, Inc.			4,915
111	Genuine Parts Co.			11,792
829	Home Depot, Inc.			181,037
118	Kohl's Corp.			6,012
216	L Brands, Inc.			3,914
579	Lowe's Cos, Inc.			69,341
229	Macy's, Inc.			3,893

Persimmon Long/Short Fund
PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
December 31, 2019
Shares				Fair Value
	COMMON STOCK - 74.0% (Continued)
	RETAIL - 4.2% (Continued)
571	McDonald's Corp.			$ 112,835
118	Nordstrom, Inc.			4,830
57	O'Reilly Automative, Inc.			24,981
275	Ross Stores, Inc.			32,015
903	Starbucks Corp.			79,392
382	Target Corp.			48,976
914	TJX Cos, Inc.			55,809
89	Tractor Supply Co.			8,316
45	Ulta Beauty, Inc.			11,391
672	Walgreens Boots Alliance, Inc.			39,621
2,157	Walmart, Inc.			256,338
230	Yum! Brands, Inc.			23,168
				1,205,837
	SAVINGS & LOANS - 0.0%
334	People's United Financial, Inc.			5,645

	SEMICONDUCTORS - 2.9%
843	Advanced Micro Devices, Inc.			38,660
281	Analog Devices, Inc.			33,394
702	Applied Materials, Inc.			42,850
298	Broadcom, Inc.			94,174
3,295	Intel Corp.			197,206
41	IPG Photonics Corp.			5,942
114	KLA-Tencor Corp.			20,311
109	Lam Research Corp.			31,872
203	Maxim Integrated Products, Inc.			12,487
180	Microchip Technology, Inc.			18,850
831	Micron Technology, Inc.			44,691
464	NVIDIA Corp.			109,179
86	Qorvo, Inc.			9,996
858	Qualcomm, Inc.			75,701
703	Texas Instruments, Inc.			90,188
189	Xilinx, Inc.			18,479
				843,980
	SHIPBUILDING - 0.0%
31	Huntington Ingalls Industries, Inc.			7,777

	SOFTWARE - 5.9%
569	Activision Blizzard, Inc.			33,810
364	Adobe, Inc.			120,051
125	Akamai Technologies, Inc.			10,797
61	Ansys, Inc.			15,702
166	Autodesk, Inc.			30,454
87	Broadridge Financial Solutions, Inc.			10,748
212	Cadence Design Systems, Inc.			14,704
237	Cerner Corp.			17,393
98	Citrix Systems, Inc.			10,868
217	Electronic Arts, Inc.			23,330
460	Fidelity Natioanl Information Services, Inc.			63,981
514	Fiserv, Inc.			59,434
197	Intuit, Inc.			51,600
58	Jack Henry & Associates, Inc.			8,449
5,576	Microsoft Corp.			879,335
62	MSCI, Inc.			16,007
2,472	Oracle Corp.			130,967
271	Paychex, Inc.			23,051
663	Salesforce.com, Inc.			107,830
143	ServiceNow, Inc.			40,372
117	Snyopsys, Inc.			16,286
84	Take-Two Interactive Software, Inc.			10,284
				1,695,453

Persimmon Long/Short Fund
PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
December 31, 2019
Shares				Fair Value
	COMMON STOCK - 74.0% (Continued)
	TELECOMMUNICATIONS - 2.4%
58	Arista Networks, Inc.			$ 11,797
5,492	AT&T, Inc.			214,627
828	CenturyLink, Inc.			10,938
3,229	Cisco Systems, Inc.			154,863
588	Corning, Inc.			17,117
255	Juniper Networks, Inc.			6,281
133	Motorola Solutions, Inc.			21,432
658	T-Mobile US, Inc.			51,600
3,126	Verizon Communications, Inc.			191,936
				680,591
	TEXTILES - 0.0%
53	Mohawk Industries, Inc.			7,228

	TOYS/GAMES/HOBBIES - 0.0%
103	Hasbro, Inc.			10,878

	TRANSPORTATION - 1.1%
102	CH Robinson Worldwide, Inc.			7,976
590	CSX Corp.			42,692
129	Expeditors International of Washington, Inc.			10,065
197	FedEx Corp.			29,788
79	JB Hunt Transport Services, Inc.			9,226
74	Kansas City Southern			11,334
197	Norfolk Southern Corp.			38,244
528	Union Pacific Corp.			95,457
656	United Parcel Service, Inc.			76,791
				321,573
	WATER - 0.1%
136	American Water Works Co., Inc.			16,708

	TOTAL COMMON STOCK (Cost - $20,588,133)			21,290,723

	EXCHANGE-TRADED FUNDS - 18.8%
	EQUITY FUNDS - 18.8%
100	iShares U.S Basic Materials ETF			9,794
16,728	SPDR S&P 500 ETF Trust			5,384,074
	TOTAL EXCHANGE TRADED FUNDS (Cost - $4,249,444)			5,393,868

	SHORT-TERM INVESTMENT - 4.0%
	MONEY MARKET FUND - 4.0%
1,147,652	Fidelity Investments Money Market Fund - Institutional Class, 1.00% +			$ 1,147,652
	TOTAL SHORT-TERM INVESTMENT (Cost - $1,147,652)

	TOTAL INVESTMENTS - 96.8% (Cost - $25,985,229)			$ 27,832,243
	OTHER ASSETS IN EXCESS OF LIABILITIES - 3.2%			932,480
	NET ASSETS - 100.0%			$ 28,764,723

ADR - American Depositary Receipt
ETF - Exchange Traded Fund
PLC - Public Limited Company
REIT - Real Estate Investment Trusts
* Non-income producing security.
+ Money market fund; interest rate reflects seven-day effective yield on December 31, 2019.

Number of Contracts	Description	Notional Amount	Expiration Date	Unrealized Appreciation
	SHORT FUTURES CONTRACTS - 0.7%
54	S&P 500 E-Mini	$ 8,723,970	3/20/2020	$ (24,570)
	NET UNREALIZED DEPRECIATION FROM SHORT FUTURE CONTRACTS			$ (24,570)

Persimmon Long Short Fund
PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
December 31, 2019

The following is a summary of significant accounting policies followed by the Fund in preparation of its  financial statements.  The policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”).  The Fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standard Codification Topic 946 "Financial Services – Investment Companies" including FASB Accounting Standard Update ASU 2013-08.

Securities listed on an exchange are valued at the last reported sale price at the close of the regular trading session of the exchange on the business day the value is being determined, or in the case of securities listed on NASDAQ at the NASDAQ Official Closing Price (“NOCP”).  If the NOCP is not available, such securities shall be valued at the last sale price on the day of valuation, or if there has been no sale on such day, at the mean between the current bid and ask prices. Options contracts listed on a securities exchange or board of trade (not including Index Options contracts) for which market quotations are readily available shall be valued at the last quoted sales price or, in the absence of a sale at the mean between the current bid and ask prices on the valuation date. Index Options listed on a securities exchange or board of trade for which market quotations are readily available shall be valued at the mean between the current bid and ask prices on the valuation date. Investments in open-end investment companies are valued at net asset value. Short-term investments that mature in 60 days or less may be valued at amortized cost, provided such valuations represent fair value.

The Fund may hold securities, such as private investments, interests in commodity pools, other non-traded securities or temporarily illiquid securities, for which market quotations are not readily available or are determined to be unreliable. These securities will be valued using the “fair value” procedures approved by the Trust’s Board of Trustees (the “Board”). The Board has delegated execution of these procedures to a fair value team or committee composed of one or more representatives from each of the (i) Trust, (ii) administrator, and (iii) advisor and/or sub-advisors. The team may also enlist third party consultants such as a valuation specialist at a public accounting firm, valuation consultant, or financial officer of a security issuer on an as-needed basis to assist in determining a security-specific fair value. The Board has also engaged a third party valuation firm to attend valuation meetings held by the Trust, review minutes of such meetings and report to the Board on a quarterly basis. The Board reviews and ratifies the execution of this process and the resultant fair value prices at least quarterly to assure the process produces reliable results.

Fair Valuation Process –  As noted above, the fair value team is composed of one or more representatives from each of the (i) Trust, (ii) administrator, and (iii) advisor and/or sub-advisors.  The applicable investments are valued collectively via inputs from each of these groups.  For example, fair value determinations are required for the following securities:  (i) securities for which market quotations are insufficient or not readily available on a particular business day (including securities for which there is a short and temporary lapse in the provision of a price by the regular pricing source), (ii) securities for which, in the judgment of the advisor or sub-advisors, the prices or values available do not represent the fair value of the instrument.  Factors which may cause the advisor or sub-advisors to make such a judgment include, but are not limited to, the following: only a bid price or an ask price is available; the spread between bid and ask prices is substantial; the frequency of sales; the thinness of the market; the size of reported trades; and actions of the securities markets, such as the suspension or limitation of trading; (iii) securities determined to be illiquid; (iv) securities with respect to which an event that will affect the value thereof has occurred (a “significant event”) since the closing prices were established on the principal exchange on which they are traded, but prior to the Fund’s calculation of its net asset value.  Specifically, interests in commodity pools or managed futures pools are valued on a daily basis by reference to the closing market prices of each futures contract or other asset held by a pool, as adjusted for pool expenses.  Restricted or illiquid securities, such as private placements or non-traded securities are valued via inputs from the advisor or sub-advisor based upon the current bid for the security from two or more independent dealers or other parties reasonably familiar with the facts and circumstances of the security (who should take into consideration all relevant factors as may be appropriate under the circumstances).  If the advisor or sub-advisors are unable to obtain a current bid from such independent dealers or other independent parties, the fair value team shall determine the fair value of such security using the following factors: (i) the type of security; (ii) the cost at date of purchase; (iii) the size and nature of the Fund's holdings; (iv) the discount from market value of unrestricted securities of the same class at the time of purchase and subsequent thereto; (v) information as to any transactions or offers with respect to the security; (vi) the nature and duration of restrictions on disposition of the security and the existence of any registration rights; (vii) how the yield of the security compares to similar securities of companies of similar or equal creditworthiness; (viii) the level of recent trades of similar or comparable securities; (ix) the liquidity characteristics of the security; (x) current market conditions; and (xi) the market value of any securities into which the security is convertible or exchangeable.

Valuation of Fund of Funds - The Fund may invest in portfolios of open-end or closed-end investment companies (the “Underlying Funds”). The Underlying Funds value securities in their portfolios for which market quotations are readily available at their market values (generally the last reported sale price) and all other securities and assets at their fair value to the methods established by the board of directors of the Underlying Funds.

Open-ended funds are valued at their respective net asset values as reported by such investment companies. The shares of many closed-end investment companies, after their initial public offering, frequently trade at a price per share, which is different than the net asset value per share. The difference represents a market premium or market discount of such shares. There can be no assurances that the market discount or market premium on shares of any closed-end investment company purchased by the Fund will not change.

The Fund utilizes various methods to measure the fair value of its investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of input are:
Persimmon Long Short Fund
PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
December 31, 2019
Level 1 - Unadjusted quoted prices in active markets for identical assets and liabilities that the Fund has the ability to access.

Level 2 -  Observable inputs other than quoted prices included in level 1 that are observable for the asset or liability, either directly or indirectly.   These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund's own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including,  for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following tables summarize the inputs used as of December 31, 2019 for the Fund’s assets and liabilities measured at fair value:

	Level 1	Level 2	Level 3	Total
Assets
Common Stock	$ 21,290,723	$ -	$ -	$ 21,290,723
Exchange Traded Funds	5,393,868	-	-	5,393,868
Short-Term Investment	1,147,652	-	-	1,147,652
Total Assets	$ 27,832,243	$ -	$ -	$ 27,832,243
Liabilities
Derivatives
Future Contracts	$ (24,570)	$ -	$ -	$ (24,570)
Total Derivatives	$ (24,570)	$ -	$ -	$ (24,570)

The Fund did not hold any Level 3 securities during the period ended.

There were no transfers into or out of Level 1 and Level 2 during the current period presented. It is the Fund’s policy to recognize transfers into or out of Level 1 and Level 2 at the end of the reporting period.

Short Sales – A "short sale" is a transaction in which the Fund sells a security it does not own but has borrowed in anticipation that the market price of that security will decline.  The Fund is obligated to replace the security borrowed by purchasing it on the open market at a later date.  If the price of the security sold short increases between the time of the short sale and the time the Fund replaces the borrowed security, the Fund will incur a loss.  Conversely, if the price declines, the Fund will realize a gain.

Option Transactions – The Fund is subject to equity price risk in the normal course of pursuing its investment objective and may purchase or sell options to help hedge against risk.  When the Fund writes a call option, an amount equal to the premium received is included in the statement of assets and liabilities as a liability.  The amount of the liability is subsequently marked-to-market to reflect the current market value of the option.  If an option expires on its stipulated expiration date or if the Fund enters into a closing purchase transaction, a gain or loss is realized.  If a written call option is exercised, a gain or loss is realized for the sale of the underlying security and the proceeds from the sale are increased by the premium originally received.  As writer of an option, the Fund has no control over whether the option will be exercised and, as a result, retains the market risk of an unfavorable change in the price of the security underlying the written option.

The Fund may purchase put and call options. Put options are purchased to hedge against a decline in the value of securities held in the Fund’s portfolio. If such a decline occurs, the put options will permit the Fund to sell the securities underlying such options at the exercise price, or to close out the options at a profit. The premium paid for a put or call option plus any transaction costs will reduce the benefit, if any, realized by the Fund upon exercise of the option, and, unless the price of the underlying security rises or declines sufficiently, the option may expire worthless to the Fund. In addition, in the event that the price of the security in connection with which an option was purchased moves in a direction favorable to the Fund, the benefits realized by the Fund as a result of such favorable movement will be reduced by the amount of the premium paid for the option and related transaction costs. Written and purchased options are non-income producing securities. With purchased options, there is minimal counterparty risk to the Fund because these options are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded options, guarantees against a possible default.

Persimmon Long Short Fund
PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
December 31, 2019

Futures Contracts - The Fund may purchase or sell futures contracts to gain exposure to, or hedge against, changes in the value of equities, interest rates, foreign currencies or commodities. Initial margin deposits required upon entering into futures contracts are satisfied by the segregation of specific securities or cash as collateral for the account of the broker (the Fund’s agent in acquiring the futures position). During the period the futures contracts are open, changes in the value of the contracts are recognized as unrealized gains or losses by “marking to market” on a daily basis to reflect the market value of the contracts at the end of each day’s trading. Variation margin payments are received or made depending upon whether unrealized gains or losses are incurred. When the contracts are closed, the Fund recognizes a realized gain or loss equal to the difference between the proceeds from, or cost of, the closing transaction and the Fund’s basis in the contract. If the Fund was unable to liquidate a futures contract and/or enter into an offsetting closing transaction, the Fund would continue to be subject to market risk with respect to the value of the contracts and continue to be required to maintain the margin deposits on the futures contracts. The Fund segregates liquid securities having a value at least equal to the amount of the current obligation under any open futures contract. Risks may exceed amounts recognized in the statements of assets and liabilities. With futures, there is minimal counterparty credit risk to the Fund since futures are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded futures, guarantees the futures against default.

As of December 31, 2019, the amount of depreciation on futures contracts subject to equity contracts risk exposure amounted to $24,570 for short futures.
The value of the derivatives disclosed in the Portfolio of Investments at December 31, 2019 is a reflection of the volume of derivative activity for the Fund.

Aggregate cost for federal tax purposes (including securities sold short and options) is $25,690,656 and differs from market value by net unrealized appreciation (depreciation) of securities as follows:

	Unrealized appreciation			$ 2,207,626
	Unrealized depreciation			(66,039)
	Net unrealized appreciation			$ 2,141,587

Item 2. Controls and Procedures.

(a)       The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective, as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended.

(b)       There were no significant changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Certifications required by Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) (and Item 3 of Form N-Q) are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Northern Lights Fund Trust III

By

/s/ Richard Malinowski

Richard Malinowski, Principal Executive Officer/President

Date 2/28/2020

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By

/s/ Richard Malinowski

Richard Malinowski, Principal Executive Officer/President

Date 2/28/2020

By

/s/ Brian Curley

Brian Curley, Principal Financial Officer/Treasurer

Date 2/28/2020